Long-Term Debt (Total Long Term Debt) (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Repayment of Debt				$ 5,682.0	$ 1,572.0	$ 1,610.0
Term Loans
Debt Instrument [Line Items]
Estimated mandatory prepayments due within one year				20.0
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Repayment of Debt				255.0		400.0
Virginia Electric and Power Company
Debt Instrument [Line Items]
Repayment of Debt				$ 964.0	$ 681.0	$ 517.0
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of Debt		$ 250.0
Repayment of outstanding credit facility balance	$ 73.0		$ 73.0
2.5% to 3.55%, due 2019 to 2023 | Dominion Energy Gas Holdings, LLC | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				2.50%
2.5% to 3.55%, due 2019 to 2023 | Dominion Energy Gas Holdings, LLC | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				3.55%
3.317% to 4.8%, due 2024 to 2044 | Dominion Energy Gas Holdings, LLC | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				3.317%
3.317% to 4.8%, due 2024 to 2044 | Dominion Energy Gas Holdings, LLC | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				4.80%
1.2% to 5.4%, due 2018 to 2023 | Virginia Electric and Power Company | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				1.20%
1.2% to 5.4%, due 2018 to 2023 | Virginia Electric and Power Company | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				5.40%
2.95% to 8.875%, due 2024 to 2048 | Virginia Electric and Power Company | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				2.95%
2.95% to 8.875%, due 2024 to 2048 | Virginia Electric and Power Company | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				8.875%
1.75% to 5.6%, due 2023 to 2041 | Virginia Electric and Power Company
Debt Instrument [Line Items]
Repayment of Debt				$ 100.0
1.75% to 5.6%, due 2023 to 2041 | Virginia Electric and Power Company | Tax Exempt Financing | Minimum
Debt Instrument [Line Items]
Interest rate				1.75%
1.75% to 5.6%, due 2023 to 2041 | Virginia Electric and Power Company | Tax Exempt Financing | Maximum
Debt Instrument [Line Items]
Interest rate				5.60%
1.5% to 6.4%, due 2018 to 2022 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				1.50%
1.5% to 6.4%, due 2018 to 2022 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				6.40%
2.85% to 7.0%, due 2024 to 2044 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				2.85%
2.85% to 7.0%, due 2024 to 2044 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				7.00%
2.579% to 4.104%, due 2019 to 2021 | Unsecured Junior Subordinated Notes | Minimum
Debt Instrument [Line Items]
Interest rate				2.579%
2.579% to 4.104%, due 2019 to 2021 | Unsecured Junior Subordinated Notes | Maximum
Debt Instrument [Line Items]
Interest rate				4.104%
8.4% due 2031 | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate				8.40%
5.25% and 5.75%, due 2054 and 2076 | Unsecured Junior Subordinated Notes | Minimum
Debt Instrument [Line Items]
Interest rate				5.25%
5.25% and 5.75%, due 2054 and 2076 | Unsecured Junior Subordinated Notes | Maximum
Debt Instrument [Line Items]
Interest rate				5.75%
2.0%, due 2021 and 2024 | Remarketable Subordinated Notes
Debt Instrument [Line Items]
Interest rate				2.00%
6.8% and 6.875%, due 2026 and 2027 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				6.80%
6.8% and 6.875%, due 2026 and 2027 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				6.875%
5.31% to 6.3%, due 2018 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				5.31%
5.31% to 6.3%, due 2018 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				6.30%
2.98% to 7.20%, due 2024 to 2051 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				2.98%
2.98% to 7.20%, due 2024 to 2051 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				7.20%
4.82%, due 2042 | Senior Notes
Debt Instrument [Line Items]
Interest rate				4.82%
Tax-Exempt Financing, 1.55%, due 2033 | Term Loans
Debt Instrument [Line Items]
Interest rate				1.55%
Capital leases, 4.14% to 6.04%, due 2019 to 2029 | Minimum
Debt Instrument [Line Items]
Interest rate				4.14%
Capital leases, 4.14% to 6.04%, due 2019 to 2029 | Maximum
Debt Instrument [Line Items]
Interest rate				6.04%
Unsecured Senior and Medium Term Notes, 5.83% and 6.48%, due 2018 | Dominion Energy Midstream Partners, LP | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				5.83%
Unsecured Senior and Medium Term Notes, 5.83% and 6.48%, due 2018 | Dominion Energy Midstream Partners, LP | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				6.48%
Unsecured Senior Notes, 3.53% to 4.875%, due 2028 to 2041 | Dominion Energy Midstream Partners, LP | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate				3.53%
Unsecured Senior Notes, 3.53% to 4.875%, due 2028 to 2041 | Dominion Energy Midstream Partners, LP | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate				4.875%
3.53% Due 2028 | Dominion Energy Midstream Partners, LP | Private Placement
Debt Instrument [Line Items]
Repayment of Debt		100.0
3.91% Due 2038 | Dominion Energy Midstream Partners, LP | Private Placement
Debt Instrument [Line Items]
Repayment of Debt		$ 150.0
Variable Rate Term Loan | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of Debt	$ 300.0
Economic Development Authority of the County of Chesterfield Solid Waste and Sewage Disposal Revenue Bonds due in 2031 | Virginia Electric and Power Company
Debt Instrument [Line Items]
Debt, amount redeemed				$ 14.0